Business Acquisitions (Details) - Schedule of Pro Forma Consolidated Results of Operations - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Pro Forma Consolidated Results of Operations [Abstract]
Revenue	$ 5,710,738	$ 8,754,610	$ 16,953,261	$ 17,471,036
Costs and expenses	7,147,711	10,312,255	18,666,172	16,235,014
Loss from operations	(1,436,973)	(1,557,645)	17,129,111	(1,236,022)
Other income (expense)	(643,183)	(842,027)	1,423,882	211,091
Loss before income taxes	(2,080,156)	(2,399,672)	3,136,793	(1,024,931)
Provision of income taxes	30,094	30,094	30,094	(74,330)
Net income (loss)	$ (2,050,062)	$ (2,369,578)	$ (3,106,699)	$ 950,601